Related party transactions (Details 3) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Amount due from related parties	¥ 1,919	¥ 3,124
JD Technology
Related Party Transaction [Line Items]
Amount due from related parties	456	(1,170)
JD Technology | Loan
Related Party Transaction [Line Items]
Amount due from related parties	673	0
Property Funds
Related Party Transaction [Line Items]
Amount due from related parties	134	1,837
Property Funds | Loan
Related Party Transaction [Line Items]
Amount due from related parties	¥ 656	¥ 2,457